DERIVATIVES ACTIVITIES - Derivative Notionals (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Net investment hedge under ASC 815 (SFAS 133)
Derivatives
Derivative notionals	$ 3,752	$ 6,450
Hedging instruments under ASC 815 (SFAS 133)
Derivatives
Derivative notionals	262,813	235,193
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contracts
Derivatives
Derivative notionals	163,348	132,843
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contracts | Swaps
Derivatives
Derivative notionals	163,348	132,823
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contracts | Futures and forwards
Derivatives
Derivative notionals	0	20
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contracts
Derivatives
Derivative notionals	98,376	102,255
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contracts | Swaps
Derivatives
Derivative notionals	25,157	22,402
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contracts | Futures and forwards
Derivatives
Derivative notionals	73,219	79,646
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contract options | Written or Sold
Derivatives
Derivative notionals	0	101
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	0	106
Hedging instruments under ASC 815 (SFAS 133) | Equity contracts
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Equity contracts | Swaps
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Equity contracts | Futures and forwards
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Equity contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Equity contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other contracts
Derivatives
Derivative notionals	1,089	0
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other contracts | Swaps
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other contracts | Futures and forwards
Derivatives
Derivative notionals	1,089	0
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Credit derivatives
Derivatives
Derivative notionals	0	95
Hedging instruments under ASC 815 (SFAS 133) | Credit derivatives | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Credit derivatives | Purchased
Derivatives
Derivative notionals	0	95
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives
Derivatives
Derivative notionals	58,167,908	59,871,634
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Interest rate contracts
Derivatives
Derivative notionals	45,434,346	49,083,760
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Interest rate contracts | Swaps
Derivatives
Derivative notionals	31,906,549	36,370,196
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Interest rate contracts | Futures and forwards
Derivatives
Derivative notionals	7,044,990	6,129,742
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Interest rate contract options | Written or Sold
Derivatives
Derivative notionals	3,311,751	3,342,832
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Interest rate contract options | Purchased
Derivatives
Derivative notionals	3,171,056	3,240,990
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Foreign exchange contracts
Derivatives
Derivative notionals	9,429,652	7,348,108
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Foreign exchange contracts | Swaps
Derivatives
Derivative notionals	4,567,977	3,298,500
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Foreign exchange contracts | Futures and forwards
Derivatives
Derivative notionals	2,154,773	1,982,303
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Foreign exchange contract options | Written or Sold
Derivatives
Derivative notionals	1,343,520	1,037,433
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	1,363,382	1,029,872
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Equity contracts
Derivatives
Derivative notionals	742,697	723,695
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Equity contracts | Swaps
Derivatives
Derivative notionals	131,344	100,019
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Equity contracts | Futures and forwards
Derivatives
Derivative notionals	30,510	23,161
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Equity contract options | Written or Sold
Derivatives
Derivative notionals	305,627	333,945
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Equity contract options | Purchased
Derivatives
Derivative notionals	275,216	266,570
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Commodity and other contracts
Derivatives
Derivative notionals	396,986	377,485
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Commodity and other contracts | Swaps
Derivatives
Derivative notionals	90,817	81,112
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Commodity and other contracts | Futures and forwards
Derivatives
Derivative notionals	106,021	98,265
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Commodity and other contract options | Written or Sold
Derivatives
Derivative notionals	104,581	100,482
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	95,567	97,626
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Credit derivatives
Derivatives
Derivative notionals	2,164,227	2,338,586
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Credit derivatives | Written or Sold
Derivatives
Derivative notionals	1,063,858	1,143,363
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Trading derivatives | Credit derivatives | Purchased
Derivatives
Derivative notionals	1,100,369	1,195,223
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges
Derivatives
Derivative notionals	131,014	215,026
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Interest rate contracts
Derivatives
Derivative notionals	83,073	160,972
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Interest rate contracts | Swaps
Derivatives
Derivative notionals	31,945	93,286
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Interest rate contracts | Futures and forwards
Derivatives
Derivative notionals	42,305	61,398
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Interest rate contract options | Written or Sold
Derivatives
Derivative notionals	3,913	3,103
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Interest rate contract options | Purchased
Derivatives
Derivative notionals	4,910	3,185
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Foreign exchange contracts
Derivatives
Derivative notionals	31,923	34,310
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Foreign exchange contracts | Swaps
Derivatives
Derivative notionals	23,990	20,013
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Foreign exchange contracts | Futures and forwards
Derivatives
Derivative notionals	7,069	14,226
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Foreign exchange contract options | Written or Sold
Derivatives
Derivative notionals	432	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	432	71
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Equity contracts
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Equity contracts | Swaps
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Equity contracts | Futures and forwards
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Equity contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Equity contract options | Purchased
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Commodity and other contracts
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Commodity and other contracts | Swaps
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Commodity and other contracts | Futures and forwards
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Commodity and other contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Credit derivatives
Derivatives
Derivative notionals	16,018	19,744
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Credit derivatives | Written or Sold
Derivatives
Derivative notionals	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other derivative instruments, Management hedges | Credit derivatives | Purchased
Derivatives
Derivative notionals	$ 16,018	$ 19,744